Vessels and Equipment - Drydocking activity (Details) - Vessels & Equipment - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Drydocking activity
Balance at the beginning of the year	$ 24,595	$ 13,458
Costs incurred for dry docking	10,701	17,614
Costs re-allocated to drydocking due to change of contract	2,812
Costs allocated to drydocking as part of acquisition of asset		2,133
Drydock amortization	(5,074)	(8,610)
Balance at the end of the year	$ 33,034	$ 24,595